Employee benefit plans - Components of net periodic benefit cost (Details) - Defined Benefit Pension Plans - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of defined benefit plans [line items]
Service cost	€ 5,427,000	€ 7,172,000	€ 19,059,000	€ 21,342,000
Net interest cost	3,307,000	2,818,000	9,755,000	8,356,000
Net periodic benefit costs	€ 8,734,000	€ 9,990,000	€ 28,814,000	€ 29,698,000